Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Key Management Personnel Disclosures
NOTE 26. KEY MANAGEMENT PERSONNEL DISCLOSURES
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2026	June 30, 2025	June 30, 2024
	A$	A$	A$
Short-term employee benefits	3,396,698	3,401,189	2,656,821
Long-term employee benefits	15,853	17,028	3,861
Post-employment benefits	96,539	81,223	66,891
Share-based payments	1,453,432	905,305	1,259,571

	4,962,522	4,404,745	3,987,144

(b) Equity instrument disclosures relating to key management personnel
(i) Options provided as remuneration and shares issued on exercise of such options
There were no options provided as remuneration during the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024.
(ii) Shareholding
The numbers of shares in the company held during the financial year by each director and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation.
(iii) Ordinary Share holdings

June 30, 2026 Ordinary shares	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year#	Balance at end of the fiscal year
Dr Russell Howard	1,417,977	300,000	—	—	1,717,977
Mr Pete Meyers	3,663,284	388,889	—	—	4,052,173
Mr Marc Voigt	13,676,945	1,200,000	—	—	14,876,945
Dr Frédéric Triebel	10,453,764	900,000	—	—	11,353,764
Ms Lis Boyce	256,621	166,667	—	—	423,288
Ms Deanne Miller	2,467,305	600,000	—	(200,000)	2,867,305
Mr Christian Mueller	3,307,382	466,666	—	—	3,774,048
Dr Stephan Winckels	—	92,935	—	—	92,935

Total ordinary shares	35,243,278	4,115,157	—	(200,000)	39,158,435
ADSs
Mr Marc Voigt	45	—	—	—	45
Dr Frédéric Triebel	17,061	—	—	—	17,061

Total ADSs	17,106	—	—	—	17,106

#	Other changes during the year include on market acquisitions and/or disposals.

June 30, 2025 Ordinary shares	Balance at start of the fiscal year		Received during the fiscal year on exercise of performance rights		Received during the fiscal year on the exercise of options	Other changes during the fiscal year#	Balance at end of the fiscal year
Dr Russell Howard	1,113,207		304,770		—	—	1,417,977
Mr Pete Meyers	3,274,395		388,889		—	—	3,663,284
Mr Marc Voigt	11,247,445		2,400,000		—	29,500	13,676,945
Dr Frédéric Triebel	8,653,764		1,800,000		—	—	10,453,764
Ms A Anderson	—		—		—	—	—
Dr F Vogl	—		—		—	—	—
Mr Christian Mueller	2,840,715	*	466,667	*	—	—	3,307,382
Ms Lis Boyce	—		256,621		—	—	256,621
Ms Deanne Miller	2,067,305		1,200,000		—	(800,000)	2,467,305

Total ordinary shares	29,196,831		6,816,947		—	(770,500)	35,243,278

ADSs
Mr Marc Voigt	45		—		—	—	45
Dr Frédéric Triebel	17,061		—		—	—	17,061

Total ADSs	17,106		—		—	—	17,106

#	Other changes during the year include on market acquisitions and/or disposals.
*	Shares held before being appointed as key management personnel.

June 30, 2024 Ordinary shares	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year#	Balance at end of the fiscal year
Dr Russell Howard	1,113,207	—	—	—	1,113,207
Mr Pete Meyers	2,774,395	500,000	—	—	3,274,395
Mr Marc Voigt	11,247,445	—	—	—	11,247,445
Dr Frédéric Triebel	8,653,764	—	—	—	8,653,764
Ms A Anderson	—	—	—	—	—
Dr F Vogl	—	—	—	—	—
Ms Lis Boyce	—	—	—	—	—
Ms Deanne Miller	3,267,305	—	—	(1,200,000)	2,067,305

Total ordinary shares	27,056,116	500,000	—	(1,200,000)	26,356,116

ADSs
Mr Marc Voigt	45	—	—	—	45
Dr Frédéric Triebel	17,061	—	—	—	17,061

Total ADSs	17,106	—	—	—	17,106

#	Other changes during the year include on market acquisitions and/or disposals.

(iv) Option holdings
There were no option holdings held and no movements during the fiscal years 2026, 2025 and 2024.
(v) Performance rights holdings
The number of performance rights over ordinary shares in the parent entity held during the financial year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below.

June 30, 2026	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	100,000	1,573,646	(300,000)	—	1,373,646	—	1,373,646
Mr Pete Meyers	777,778	2,058,631	(388,889)	—	2,447,520	—	2,447,520
Mr Marc Voigt	4,800,000	—	(1,200,000)	—	3,600,000	—	3,600,000
Dr Frédéric Triebel	3,600,000	—	(900,000)	—	2,700,000	—	2,700,000
Ms Lis Boyce	333,334	707,232	(166,667)	—	873,899	—	873,899
Ms Deanne Miller	2,400,000	—	(600,000)	—	1,800,000	—	1,800,000
Mr Christian Mueller	1,866,666	—	(466,666)	—	1,400,000	—	1,400,000
Dr Stephan Winckels	—	758,059	(92,935)	—	665,124	—	665,124

Total	13,877,778	5,097,568	(4,115,157)	—	14,860,189	—	14,860,189

June 30, 2025	Balance at start of the fiscal year		Granted		Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	404,770		—		(304,770)	—	100,000	—	100,000
Mr Pete Meyers	1,166,667		—		(388,889)	—	777,778	—	777,778
Mr Marc Voigt	3,600,000		3,600,000		(2,400,000)	—	4,800,000	—	4,800,000
Dr Frédéric Triebel	2,700,000		2,700,000		(1,800,000)	—	3,600,000	—	3,600,000
Ms Anne Anderson	—		—		—	—	—	—	—
Ms Lis Boyce	589,955		—		(256,621)	—	333,334	—	333,334
Ms Deanne Miller	1,800,000		1,800,000		(1,200,000)	—	2,400,000	—	2,400,000
Mr Christian Mueller	933,333	*	1,400,000	*	(466,667)*	—	1,866,666	—	1,866,666

Dr Florian Vogl	1,343,856		—		—	(1,343,856)	—	—	—

Total	12,538,581		9,500,000		(6,816,947)	(1,343,856)	13,877,778	—	13,877,778

*	Performance rights held before being appointed as key management personnel

June 30, 2024	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	226,414	178,356	—	—	404,770	141,563	263,207
Mr Pete Meyers	1,666,667	—	(500,000)	—	1,166,667	—	1,166,667
Mr Marc Voigt	3,600,000	—	—	—	3,600,000	1,200,000	2,400,000
Dr Frédéric Triebel	2,700,000	—	—	—	2,700,000	900,000	1,800,000
Ms Anne Anderson	—	—	—	—	—	—	—
Ms Lis Boyce	—	589,955	—	—	589,955	89,954	500,001
Ms Deanne Miller	1,800,000	—	—	—	1,800,000	600,000	1,200,000
Dr Florian Vogl	—	1,343,856	—	—	1,343,856	—	1,343,856

Total	9,993,081	2,112,167	(500,000)	—	11,605,248	2,931,517	8,673,731